INCOME TAXES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax [Line Items]
Statutory tax rate	26.50%	25.00%	25.00%
Operating loss carryforwards	$ 41,600
Uncertain tax position, interest expense	10	26
2010 [Member]
Income Tax [Line Items]
Accrued interest liability related to uncertain tax positions	$ 39	$ 48
Foreign Tax Authority [Member]
Income Tax [Line Items]
Net operating losses, carryforward expiration dates	Dec. 31, 2021